Income Taxes (Unrecognized benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 1,000.8	$ 843.3	$ 1,057.2
Additions based on tax positions related to the current year	798.2	133.8	73.4
Additions for tax positions of prior years	410.9	93.8	11.0
Reductions for tax positions of prior years	(115.4)	(59.3)	(12.1)
Settlements	(33.2)	(2.4)	(171.9)
Lapses of statutes of limitation	(20.5)	(19.3)	(110.0)
Changes related to the impact of foreign currency translation, increase		10.9
Changes related to the impact of foreign currency translation, decrease	(6.2)		(4.3)
Unrecognized Tax Benefits	$ 2,034.6	$ 1,000.8	$ 843.3